Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Analysis of goodwill by segment
The following table shows an analysis of goodwill by segment:

	Talbot	Western World	Total
Goodwill at December 31, 2012	$20,393	$—	$20,393
Acquired during the year	—	—	—
Goodwill at December 31, 2013	$20,393	$—	$20,393
Acquired during the year	—	175,504	175,504
Goodwill at December 31, 2014	$20,393	$175,504	$195,897

Analysis of carrying value and accumulated amortization of intangible assets by type
The gross carrying value and accumulated amortization of intangible assets by type at December 31, 2014 and 2013 are as follows:

	As of December 31, 2014		As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangible assets
Trade name and customer relationships	$18,189	$(10,971)	$12,433	$(10,183)
Distribution network	39,831	(26,500)	35,180	(22,866)
Technology	2,323	(116)	—	—
Total	$60,343	$(37,587)	$47,613	$(33,049)

Indefinite-lived intangible assets
Syndicate capacity	$91,843	n/a	$91,843	n/a
State licenses	12,325	n/a	—	n/a
Total	$104,168		$91,843

Estimated remaining amortization expense	The estimated remaining amortization expense for the finite-lived intangible assets is as follows:

Total
2015	$5,663
2016	5,663
2017	3,579
2018	1,501
2019 and thereafter	6,350
$22,756